[CLIFFORD CHANCE LETTERHEAD]

June 1, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C.  20549

Re:

Old Mutual Global Shares Trust (the “Fund”)

Dear Sir or Madam:

I enclose the Fund’s registration statement on Form N-1A, to be filed via EDGAR on or about the date hereof.

If you have any questions, please feel free to contact me at (212) 878-3412 or Clifford Cone at (212) 878-3180.  Thank you.

Best regards,

/s/ Stuart Strauss
Stuart Strauss